EQUITY - Schedule Of Authorized Share Capital (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Issued (Repurchased)
Number of Common Shares Held by the Company	62,910,220	69,663,192	69,663,192	64,197,815
Common shares
Disclosure of classes of share capital [line items]
Beginning balance (in shares)	1,568,828,941	1,510,720,411
Issued (Repurchased)
Share issuance	1,406,586	61,276,716
Repurchases (in shares)	(17,247,660)	(9,662,117)
Long-term share ownership plans (in shares)	19,138,775	6,369,972
Dividend reinvestment plan and others (in shares)	1,245,226	123,959
Ending balance (in shares)	1,573,371,868	1,568,828,941